Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Staff Numbers And Costs
Raw materials		$ 2,115		$ 1,887	$ 1,968
Total	$ 2,368	$ 2,115	$ 1,600	$ 1,887	$ 1,968